Document and Entity Information	6 Months Ended
Feb. 29, 2012
Document And Entity Information
Entity Registrant Name	Panex Resources Inc.
Entity Central Index Key	0001345756
Document Type	POS AM
Document Period End Date	Feb. 29, 2012
Amendment Flag	false
Current Fiscal Year End Date	--08-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company